Skadden, Arps, Slate, Meagher & Flom LLP

333 West Wacker Drive

Chicago, Illinois 60606

March 24, 2009

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Fiduciary/Claymore MLP Opportunity Fund
Pre-Effective Amendment No. 1 to Registration Statement on Form N-2
(File Nos. 333-148949 and 811-21652)

Ladies and Gentlemen:

On behalf of Fiduciary/Claymore MLP Opportunity Fund (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 filed therewith (the “Registration Statement”).

A fee of $6,975.00 to cover the registration fee under the Securities Act has been paid.

If you have any questions or require any further information with respect to this Registration Statement, please call me at (312) 407-0570 or Kevin Hardy at (312) 407-0641.

Very truly yours,

/s/ Thomas A. Hale

Thomas A. Hale

Enclosure